Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders - Preferred Securities Issued by Subsidiaries (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Amount		¥ 436,500
SMFG preferred capital JPY 2 limited [member] | Series B shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2019-07
Preferred securities issued by subsidiaries, Amount		140,000
SMFG preferred capital JPY 2 limited [member] | Series E shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2019-07
Preferred securities issued by subsidiaries, Amount		33,000
SMFG preferred capital JPY 3 limited [member] | Series A shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2020-01
Preferred securities issued by subsidiaries, Amount		99,000
SMFG preferred capital JPY 3 limited [member] | Series B shares [member]
Disclosure of preferred securities issued by subsidiaries [line Items]
Preferred securities issued by subsidiaries, Redemption at the option of Issuer	2020-01
Preferred securities issued by subsidiaries, Amount		¥ 164,500